Average Annual Total Returns		12 Months Ended	60 Months Ended	64 Months Ended
	Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%	14.53%	15.51%
Beyond Investing US Vegan Climate GTR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Beyond Investing US Vegan Climate GTR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		26.41%	16.11%	17.13%
US Vegan Climate ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		25.43%	15.31%	16.32%
Performance Inception Date	Sep. 09, 2019
US Vegan Climate ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		25.27%	15.12%	16.13%
US Vegan Climate ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		15.16%	12.31%	13.22%